Statutory Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory Reserves [Line Items]
Portion of after-tax profit to be set aside as general reserve fund/ statutory surplus fund under PRC law	10.00%
Percentage rate of registered capital, general reserve fund/ statutory surplus fund reached, appropriation not required	50.00%
Profit appropriation to statutory surplus fund	$ 800,000	$ 0	$ 16,000
Derecognized of statutory surplus fund	$ 3,400,000
China Foreign Investment Enterprises Laws [Member]
Statutory Reserves [Line Items]
Portion of after-tax profit to be set aside as general reserve fund/ statutory surplus fund under PRC law	10.00%
Percentage rate of registered capital, general reserve fund/ statutory surplus fund reached, appropriation not required	50.00%
PRC law [Member]
Statutory Reserves [Line Items]
Portion of after-tax profit to be set aside as general reserve fund/ statutory surplus fund under PRC law	10.00%
Percentage rate of registered capital, general reserve fund/ statutory surplus fund reached, appropriation not required	50.00%